4. INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Inventories Details
Finished goods held by customer	$ 119,100	$ 85,600	$ 402,963
Provision for inventory reserves	$ 18,078	$ 81,843